Subsequent Events, textual (Details)		1 Months Ended	2 Months Ended
	Jan. 15, 2019 USD ($) $ / shares	Jan. 31, 2019 USD ($) $ / shares shares	Mar. 05, 2019 USD ($)	Feb. 27, 2019 $ / shares shares	Feb. 20, 2019 USD ($) shares	Feb. 15, 2019 USD ($)	Feb. 14, 2019 USD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Subsequent Event [Line Items]
Preferred Stock Par Or Stated Value Per Share | $ / shares								$ 0.01	$ 0.01
Subsequent Events [Member] | DNB Bank ASA [Member]
Subsequent Event [Line Items]
Debt Instrument, Issuance Date			Mar. 05, 2019
Debt Instrument, Face Amount			$ 19,000,000
Debt Instrument, Number of installments			20
Debt Instrument, Frequency of Periodic Payments			quarterly
Debt Instrument, Periodic Payment, Principal			$ 477,300
Debt Instrument, Baloon Payment			$ 9,454,000
Debt Instrument, Maturity Date Range End			Mar. 20, 2024
Subsequent Events [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Issuance of restricted stock and compensation cost, shares (Note 9(e)) | shares					2,000,000
Stock Issued During Period, Value, Restricted Stock Award, Gross					$ 5,980,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Subsequent Events [Member] | Danae and Dione [Member]
Subsequent Event [Line Items]
Number Of Vessels To Be Disposed						2
Subsequent Events [Member] | Danae [Member]
Subsequent Event [Line Items]
Contract Price Of Vessels To Be Sold							$ 7,200,000
Vessel Delivery Date							Jun. 28, 2019
Subsequent Events [Member] | Dione [Member]
Subsequent Event [Line Items]
Contract Price Of Vessels To Be Sold						$ 7,200,000
Vessel Delivery Date						Apr. 15, 2019
Series B Participating Preferred Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends payable on series B preferred stock, per share | $ / shares	$ 0.5546875
Dividends payable on series B preferred stock, current	$ 1,442,000
Dividends Payable, Date of Record	Jan. 14, 2019
Series C Preferred Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Issuance of new shares, shares | shares		10,675
Preferred Stock Par Or Stated Value Per Share | $ / shares		$ 0.01
Proceeds from issuance of preferred stock, value		$ 1,066,000
Preferred Stock Number Of Voting Rights		1,000
Preferred Stock Voting Rights		The Series C Preferred Stock will vote with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the stockholders of the Company.
Common Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased | shares				5,178,571
Shares Authorized to be Repurchased Per Share | $ / shares				$ 2.8
Stock Repurchase Program Expiration Date				Mar. 27, 2019